LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Schedule of Maturity of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
2013 (Current maturities)	$ 424
2014	464
2015	399
2016	325
Total long-term loans	$ 1,612